EQUITY - Shares issued for acquisition of LGC (Details) - USD ($) $ in Thousands	Apr. 22, 2020	Apr. 22, 2019	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Feb. 28, 2019	Feb. 27, 2019
EQUITY
Shares issued as consideration (in shares)	9,940,002
Fair value of shares issued	$ 21,070
Ordinary shares, Issued			47,014,674		37,074,672
Ordinary shares, Outstanding			47,014,674		37,074,672	35,000,000	50,000,000
LGC
EQUITY
Equity interest acquired (as a percent)	51.20%	51.20%	51.20%	51.20%
Shares issued as consideration (in shares)	9,940,002	9,940,002
Fair value of shares issued	$ 21,070	$ 21,070
Ordinary shares, Issued			47,014,674		37,074,672
Ordinary shares, Outstanding			47,014,674		37,074,672